CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES	$ 0	$ 286,000
RESEARCH AND DEVELOPMENT EXPENSES	965,000	964,000
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	2,511,000	2,715,000
SHARE OF LOSS OF JOINT VENTURE	655,000
OPERATING LOSS	(4,131,000)	(3,393,000)
FINANCIAL INCOME	20,000	1,307,000
FINANCIAL EXPENSES	1,610,000	849,000
FINANCIAL INCOME (EXPENSES), net	(1,590,000)	458,000
INCOME (LOSS) FROM CONTINUING OPERATIONS	(5,721,000)	(2,935,000)
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	(381,000)	(1,198,000)
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	$ (6,102,000)	$ (4,133,000)
LOSS PER ORDINARY SHARE FROM CONTINUING OPERATION, basic (U.S. dollars)	$ 0	$ 0
LOSS PER ORDINARY SHARE FROM CONTINUING OPERATION, diluted (U.S. dollars)	0	0
EARNINGS (LOSS) PER ORDINARY SHARE FROM DISCONTINUED OPERATION, basic (U.S. dollars)	0	0
EARNINGS (LOSS) PER ORDINARY SHARE FROM DISCONTINUED OPERATION, diluted (U.S. dollars)	$ 0	$ 0